Commitments (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 19,983	R 7,535	R 5,971
Contracted for capital expenditure	2,733	773	595
Other guarantees	2,653	1,488	1,421
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	4,353	8	5
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,593	1,516	1,290
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	877	885	846
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	317	169	232
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	3	54	55
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	395	319	220
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	17	0	20
Rustenburg operation
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	3,348	2,574	2,033
Marikana
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	6,841	63	153
Other
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,153	986	355
DRDGOLD
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	549	605	134
Sibanye Gold Pty Ltd
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 1,086	R 961	R 762